Derivative Financial Instruments - Schedule of The Effect of Derivative Instruments on the Consolidated Statements of Operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives designated as hedging instruments | Derivatives in cash flow hedging relationships | Interest Rate Contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income					$ 0	$ 0	$ (115)
Derivatives designated as hedging instruments | Derivatives in cash flow hedging relationships | Foreign exchange contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income					0	0	0
Derivatives designated as hedging instruments | Derivatives in net investment hedging relationships | Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI (effective portion)	$ 0	$ 0	$ 0	$ 0	0	0	0
Derivatives designated as hedging instruments | Derivatives in net investment hedging relationships | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI (effective portion)	(35)	(18)	32	(25)	80	14	(9)
Derivatives not designated as hedging instruments | Interest Rate Contracts | Other income (expense)
Derivatives not designated as hedging instruments
Amount of gain or (loss) recognized in income	(13)	(7)	(18)	(4)	(3)	(23)	(90)
Derivatives not designated as hedging instruments | Foreign exchange contracts | Other income (expense)
Derivatives not designated as hedging instruments
Amount of gain or (loss) recognized in income	$ (1)	$ 0	$ 2	$ 0	$ 4	$ (2)	$ (2)